STOCKHOLDERS’ DEFICIT	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

9.	STOCKHOLDERS’ DEFICIT

The Company has one class of common stock with 40 million shares authorized and 13,253,701 and 13,168,701 common stock shares outstanding as of June 30, 2026 and December 31, 2025, respectively. Holders of common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the stockholders. Additionally, holders of common stock are entitled to receive dividends when and if declared by the Board, subject to any statutory or contractual restrictions on payment of dividends and to any restrictions on the payment of dividends imposed by the terms of any outstanding shares of preferred stock. The Convertible Debentures restrict the declaration and payment of dividends so long as there is balance outstanding.

Upon dissolution, liquidation or the sale of all or substantially all of the Company’s assets, after payment in full of any amounts required to be paid to creditors and to the holders of preferred stock having liquidation preferences, if any, the holders of shares of common stock will be entitled to receive the Company’s remaining assets for distribution on a pro rata basis.

During the six months ended June 30, 2026, the Company issued 85,000 common stock shares at price of $0.77 per share and were issued as a result of stock options being exercised. During the six months ended June 30, 2025, the Company did not issue any common stock.

12.	STOCKHOLDERS’ DEFICIT

The Company has one class of common stock with 40 million shares authorized and 13,168,701 and 13,131,701 common stock shares outstanding as of December 31, 2025 and 2024, respectively. Holders of common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the stockholders. Additionally, holders of common stock are entitled to receive dividends when and if declared by the Board, subject to any statutory or contractual restrictions on payment of dividends and to any restrictions on the payment of dividends imposed by the terms of any outstanding shares of preferred stock. The convertible debentures restrict the declaration and payment of dividends so long as there is balance outstanding.

Upon dissolution, liquidation or the sale of all or substantially all of the Company’s assets, after payment in full of any amounts required to be paid to creditors and to the holders of preferred stock having liquidation preferences, if any, the holders of shares of common stock will be entitled to receive the Company’s remaining assets for distribution on a pro rata basis.

In 2025, the Company issued 5,000 and 32,000 common stock shares at price of $2.94 and $4.51 per share, respectively. The 2025 shares issued were the result of the cash exercise of stock options and cashless exercise of warrants. In 2024, the Company issued 196,153 and 584,281 common stock shares at price of $5.71 and $5.77 per share, respectively.